Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Details
Deferred Tax Assets, Operating Loss Carryforwards	$ 756,534	$ 404,127
Deferred Tax Assets, Other Loss Carryforwards	23,565	5,870
Deferred Tax Assets, Valuation Allowance, Current	$ (780,099)	$ (409,997)